Equity Method Investments - Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets
Current assets	$ 2,453	$ 3,975
Total assets	22,149	17,881
Liabilities
Current liabilities	2,581	2,652
Total liabilities	8,315	7,901
Net earnings (loss) attributable to YPL (formerly RHL)	5,689	1,122
Thomson Reuters carrying amount	6,736	1,136
YPL (formerly RHL) [member]
Assets
Current assets	6	2,071
Non-current assets	16,068	21,094
Total assets	16,074	23,165
Liabilities
Current liabilities	4	3,995
Non-current liabilities	189	14,268
Total liabilities	193	18,263
Net assets	15,881	4,902
Non-controlling interests		(2,415)
Net assets attributable to YPL (formerly RHL)	15,881	2,487
Net assets attributable to YPL (formerly RHL) - beginning period	2,487	3,278
Net earnings (loss) attributable to YPL (formerly RHL)	14,555	(1,232)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	(214)	330
Other adjustments	253	111
Distribution to owners	(1,200)
Net assets attributable to YPL (formerly RHL) - ending period	$ 15,881	$ 2,487
Thomson Reuters % share	42.82%	45.00%
Thomson Reuters $ share	$ 6,800	$ 1,119
Historical excluded equity adjustment	(226)	(138)
Thomson Reuters carrying amount	$ 6,574	$ 981